Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Assets

Other assets consist of:

	2018	2017 [As Adjusted – Note 2]
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$741	$732
Long-term receivables [note 22[c]]	198	204
Pension overfunded status [note 18[a]]	18	23
Unrealized gain on cash flow hedges [note 22]	9	46
Other, net	22	21

	$988	$1,026